Income Taxes (Components of Loss Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Components Of Income Loss Before Income Taxes [Line Items]
Loss before income taxes	$ (1,663)	$ (979)	$ (7,732)
Hong Kong [Member]
Components Of Income Loss Before Income Taxes [Line Items]
Loss before income taxes	(2)	(2)	(3)
China [Member]
Components Of Income Loss Before Income Taxes [Line Items]
Loss before income taxes	$ (1,661)	$ (977)	$ (7,729)